Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 21 –	SHARE-BASED PAYMENT

a.	Expenses recognized in the financial statements:

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Equity-settled share-based payment plans	3,189	2,070	7,115

b.	Grants of options to employees and interested parties:

As part of the business combination agreement described in Note 1b above, on June 21, 2021, the Company granted 11 share options to senior officers, employees and consultants of the Company and to an investment bank assisting the transaction.

c.	2021 Employee Stock Option Plan:

The Company has authorized through its 2021 Employee Stock Option Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees. As of December 31, 2025, there were 13,559 ordinary shares reserved and available for issuance under the Plan (after adjustment for the 1:15 reverse split effected on January 15, 2026, the 1:50 reverse split effected on April 20, 2026 and the 1:20 reverse split effected on June 5, 2026). The options granted generally have a four-year vesting period and expire ten years after the date of the grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant.

d.	Movement of share options during the year:

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2025		2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	-	426,000	2	1,506,000
Share options granted during the year	-	-	-	-
Share options exercised during the year	-	-	-	7,500
Share options forfeited during the year	-	-	-	6,000
Share options expired during the year	-	1,205,000	-	2,476,500

Share options outstanding at end of year	-	933,532	-	426,000

Share options exercisable at end of year	-	1	-	378,000

Each option is exercisable into one ordinary share of no par value.

A summary of the status of RSUs under the Plan as of December 31, 2025 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year*	1
Granted	451
Vested	(12)
Forfeited and cancelled	(9)

Outstanding at end of year	431

*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2025.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2025, 2024 and 2023, was comprised as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	-	-	35
Research and development expenses	163	(11)	3,010
Sales and marketing expenses	85	(32)	211
General and administrative expenses	2,941	2,113	3,859

Total share-based payment	3,189	2,070	7,115